Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		3 Months Ended		9 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Profit or loss [abstract]
Loss per share, diluted		$ (0.59)	$ (2.43)	$ (1.58)	$ (31.14)
Weighted average number of shares for the purposes of diluted loss per share	[1]	3,559,860	236,295	2,773,384	146,163

[1]	On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held. All share data prior to the date of the reverse share split has been retrospectively adjusted.